Equity-Based Compensation - Fair Value of Unvested Unit-Based Awards (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Strategic Performance Units (SPUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period (years)	3 years
Unrecognized Compensation Expense at December 31, 2016 (millions)	$ 6
Weighted-Average Remaining Vesting (years)	2 years
Strategic Performance Units (SPUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated Forfeiture Rate	0.00%
Strategic Performance Units (SPUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated Forfeiture Rate	11.00%
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Expense at December 31, 2016 (millions)	$ 5
Weighted-Average Remaining Vesting (years)	2 years
Phantom Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period (years)	1 year
Estimated Forfeiture Rate	0.00%
Phantom Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period (years)	3 years
Estimated Forfeiture Rate	11.00%